Consolidated statements of comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Net income	$ 6,955	$ 24,018	$ 8,071
Other comprehensive income to be eventually recycled into the consolidated income statement
Associated companies' movements in comprehensive income		46	(56)
Net investment hedge	91	216	(201)
Currency translation effects	(450)	(4,762)	3,194
Total of items to eventually recycle	(359)	(4,500)	2,937
Other comprehensive income never to be recycled into the consolidated income statement
Actuarial gains/losses from defined benefit plans, net of taxes	(103)	1,809	143
Fair value adjustments on equity securities, net of taxes	(382)	194	250
Total of items never to be recycled	(485)	2,003	393
Total comprehensive income	6,111	21,521	11,401
Attributable to
Shareholders of Novartis AG	6,116	21,528	11,403
Comprehensive income, attributable to non-controlling interests	$ (5)	$ (7)	$ (2)